Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 92.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
Boeing Co. (The)
05/01/2025	4.875%	6,730,000	7,325,876
Lockheed Martin Corp.
11/23/2020	2.500%	5,073,000	5,080,520
Raytheon Technologies Corp.(a)
03/15/2022	2.800%	4,480,000	4,618,873
Total			17,025,269
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	2,505,000	2,568,614
Banking 8.6%
American Express Co.
05/20/2022	2.750%	4,725,000	4,888,032
02/27/2023	3.400%	5,385,000	5,732,695
Bank of America Corp.(b)
02/13/2026	2.015%	5,360,000	5,558,074
Bank of Montreal
03/26/2022	2.900%	8,000,000	8,301,533
Citigroup, Inc.(b)
04/08/2026	3.106%	3,460,000	3,737,682
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	6,770,000	7,355,446
JPMorgan Chase & Co.(b)
03/13/2026	2.005%	10,210,000	10,608,208
Morgan Stanley(b)
04/28/2026	2.188%	5,355,000	5,603,622
Wells Fargo & Co.(b)
04/30/2026	2.188%	5,630,000	5,869,156
Wells Fargo Bank NA
10/22/2021	3.625%	6,090,000	6,279,287
Total			63,933,735
Cable and Satellite 3.3%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	3,270,000	3,462,631
07/23/2025	4.908%	8,033,000	9,274,771
Sky PLC(a)
09/16/2024	3.750%	10,735,000	11,967,390
Total			24,704,792
Consumer Products 0.2%
Unilever Capital Corp.
09/14/2023	0.375%	1,596,000	1,598,203
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 2.2%
Carrier Global Corp.(a)
02/15/2025	2.242%	10,745,000	11,204,558
Honeywell International, Inc.
08/19/2022	0.483%	5,195,000	5,202,758
Total			16,407,316
Electric 22.5%
AEP Texas, Inc.
10/01/2022	2.400%	11,023,000	11,387,243
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	4,995,342
12/01/2021	3.650%	1,936,000	2,004,967
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,660,000	6,010,350
CMS Energy Corp.
03/01/2024	3.875%	8,161,000	8,905,617
11/15/2025	3.600%	8,736,000	9,713,004
DTE Energy Co.
06/01/2024	3.500%	2,876,000	3,116,565
10/01/2026	2.850%	10,991,000	11,905,387
Duke Energy Corp.
08/15/2027	3.150%	1,375,000	1,523,699
Edison International
11/15/2024	3.550%	2,150,000	2,269,134
Emera U.S. Finance LP
06/15/2021	2.700%	4,116,000	4,172,347
06/15/2026	3.550%	13,455,000	15,007,205
Entergy Corp.
09/15/2025	0.900%	2,665,000	2,660,558
Eversource Energy
10/01/2024	2.900%	11,520,000	12,452,756
01/15/2025	3.150%	999,000	1,091,097
08/15/2025	0.800%	3,545,000	3,530,690
FirstEnergy Corp.
01/15/2026	1.600%	1,945,000	1,930,349
07/15/2027	3.900%	4,915,000	5,388,809
Georgia Power Co.
07/30/2023	2.100%	6,435,000	6,718,268
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	3,505,000	3,652,235
Pacific Gas and Electric Co.
07/01/2025	3.450%	1,675,000	1,760,324
Pinnacle West Capital Corp.
06/15/2025	1.300%	5,770,000	5,861,852
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	6,995,000	7,101,003
Southern Co. (The)
07/01/2021	2.350%	12,621,000	12,779,835
WEC Energy Group, Inc.
03/08/2022	3.100%	1,215,000	1,263,252
09/15/2023	0.550%	2,990,000	2,994,652
06/15/2025	3.550%	4,067,000	4,555,648
Xcel Energy, Inc.
03/15/2021	2.400%	9,064,000	9,132,144
10/15/2023	0.500%	3,755,000	3,753,578
Total			167,637,910
Environmental 0.5%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	3,730,000	3,749,996
Finance Companies 1.8%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	12,285,000	13,129,652
Food and Beverage 11.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2026	3.650%	999,000	1,119,120
Bacardi Ltd.(a)
05/15/2025	4.450%	925,000	1,031,487
07/15/2026	2.750%	14,170,000	14,755,771
Conagra Brands, Inc.
10/22/2021	3.800%	14,734,000	15,242,291
11/01/2025	4.600%	5,121,000	5,947,663
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	9,564,000	9,863,518
Molson Coors Brewing Co.
07/15/2021	2.100%	4,721,000	4,770,458
Mondelez International Holdings Netherlands BV(a)
10/28/2021	2.000%	12,899,000	13,100,339
Mondelez International, Inc.
07/01/2022	0.625%	10,815,000	10,844,537
Nestlé Holdings, Inc.(a)
01/15/2024	0.375%	7,353,000	7,327,277
Total			84,002,461
Health Care 4.7%
Becton Dickinson and Co.
11/08/2021	3.125%	7,281,000	7,481,199
06/06/2022	2.894%	4,570,000	4,727,306
06/06/2024	3.363%	4,870,000	5,266,973
Cigna Corp.
10/15/2028	4.375%	6,000,000	7,133,250
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/09/2023	3.700%	1,143,000	1,224,700
03/25/2028	4.300%	4,695,000	5,491,021
HCA, Inc.
02/01/2025	5.375%	3,325,000	3,640,432
Total			34,964,881
Healthcare Insurance 1.2%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,941,766
Centene Corp.
12/15/2027	4.250%	4,407,000	4,610,640
Total			8,552,406
Independent Energy 0.6%
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,165,000	4,498,614
Integrated Energy 0.6%
Cenovus Energy, Inc.
07/15/2025	5.375%	2,390,000	2,307,589
04/15/2027	4.250%	2,385,000	2,167,112
Total			4,474,701
Life Insurance 13.4%
AIG Global Funding(a)
07/07/2023	0.800%	3,420,000	3,435,448
09/22/2025	0.900%	6,895,000	6,850,820
Five Corners Funding Trust(a)
11/15/2023	4.419%	11,807,000	13,110,191
Guardian Life Global Funding(a)
05/06/2024	2.900%	9,390,000	10,125,397
MassMutual Global Funding II(a)
07/01/2022	2.250%	3,557,000	3,674,093
06/22/2024	2.750%	11,246,000	12,105,625
Metropolitan Life Global Funding I(a)
06/08/2023	0.900%	4,805,000	4,851,768
07/02/2025	0.950%	3,945,000	3,982,399
Pacific Life Global Funding II(a)
09/23/2023	0.500%	2,930,000	2,927,508
06/24/2025	1.200%	6,250,000	6,322,623
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	16,697,000	18,379,514
Principal Life Global Funding II(a)
11/21/2024	2.250%	13,120,000	13,894,818
Total			99,660,204

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.5%
Discovery Communications LLC
06/15/2025	3.950%	3,360,000	3,768,952
Midstream 7.2%
Energy Transfer Partners LP
01/15/2026	4.750%	1,910,000	2,034,923
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,341,857
Kinder Morgan, Inc.
06/01/2025	4.300%	1,775,000	1,998,856
MPLX LP
12/01/2027	4.250%	7,200,000	7,985,904
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	12,465,000	13,278,083
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,717,591
Western Gas Partners LP
07/01/2026	4.650%	5,639,000	5,480,302
Williams Companies, Inc. (The)
09/15/2025	4.000%	9,828,000	10,925,160
Total			53,762,676
Natural Gas 1.9%
NiSource Finance Corp.
05/15/2027	3.490%	12,978,000	14,477,353
Pharmaceuticals 4.2%
AbbVie, Inc.(a)
11/21/2026	2.950%	20,180,000	21,976,919
Amgen, Inc.
11/15/2021	3.875%	3,105,485	3,196,197
05/11/2022	2.650%	5,655,000	5,846,011
Total			31,019,127
Supermarkets 0.3%
Kroger Co. (The)
11/01/2021	2.950%	1,805,000	1,849,704
Technology 2.6%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	13,520,000	14,975,303
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.(a)
09/01/2023	2.670%	2,140,000	2,214,037
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	1,900,000	2,010,772
Total			19,200,112
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	3,193,000	3,519,531
Wireless 1.5%
American Tower Corp.
01/15/2027	3.125%	1,890,000	2,063,179
T-Mobile USA, Inc.(a)
04/15/2025	3.500%	8,385,000	9,196,659
Total			11,259,838
Total Corporate Bonds & Notes (Cost $660,974,304)			685,766,047

U.S. Treasury Obligations 3.5%

U.S. Treasury
08/15/2022	1.500%	25,540,000	26,197,455
Total U.S. Treasury Obligations (Cost $25,703,669)			26,197,455

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(d)	26,226,744	26,224,121
Total Money Market Funds (Cost $26,226,635)		26,224,121
Total Investments in Securities (Cost: $712,904,608)		738,187,623
Other Assets & Liabilities, Net		6,091,963
Net Assets		744,279,586

At September 30, 2020, securities and/or cash totaling $1,002,528 were pledged as collateral.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	502	12/2020	USD	110,922,391	28,527	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(594)	12/2020	USD	(82,881,563)	—	(48,192)
U.S. Treasury 5-Year Note	(117)	12/2020	USD	(14,745,656)	1,229	—
Total					1,229	(48,192)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $209,986,048, which represents 28.21% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	57,133,744	308,080,495	(338,991,234)	1,116	26,224,121	(1,091)	251,781	26,226,744
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2020